Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Intangible Assets

Changes in the carrying value of the Company’s identifiable intangible assets are summarized below.

	As at June 30, 2024
	Cost	Accumulated amortization	Carrying value
	$		$
At January 1, 2024	34	(27)	7
Acquisition of Aeterna (note 3)	3,352	-	3,352
Amortization	-	(24)	(24)
Impact of foreign exchange rate changes	1	(1)	-
At June 30, 2024	3,387	(52)	3,335

	As at December 31, 2023
	Cost	Accumulated amortization	Carrying value
	$		$
At January 1, 2023	33	(24)	9
Acquisition of Aeterna (note 3)	-	-	-
Amortization	-	(3)	(3)
Impact of foreign exchange rate changes	1	-	1
At December 31, 2023	34	(27)	7